SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENT

NOTE 29. SUBSEQUENT EVENT

We completed the disposal of an equity securities investment during the period between April 13, 2015 and April 15, 2015 in the Taiwan open market through block sales. The total selling price of this investment was slightly higher than its 2014 acquisition cost. Upon settlement, we received approximately US$18 million in cash.